Earnings Per Share - Computation of Pro Forma Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pro forma numerator:
Net income (loss) attributable to the Company	$ 2,690	$ (421)	$ 3,157	$ 2,552	$ 601	$ (403)	$ 886
Pro forma additional income tax expense (benefit)		(93)		563	(137)	(14)	35
Pro forma net income (loss) attributable to the Company	$ 2,690	$ (328)	$ 3,157	$ 1,989	$ 738	$ (389)	$ 851
Pro forma denominator:
Pro forma weighted average shares outstanding	51,056,462	44,560,053	49,040,344	44,560,053	44,560,053	44,560,053	44,560,053
Adjustment for vested restricted stock		1,147,749		838,880	916,842	211,506
Pro forma shares for calculating basic EPS	51,056,462	45,707,802	49,040,344	45,398,933	45,476,895	44,771,559	44,560,053
Pro forma weighted average shares outstanding	51,056,462	45,707,802	49,040,344	44,560,053
Pro forma weighted average shares outstanding	51,056,462	44,560,053	49,040,344	44,560,053	44,560,053	44,560,053	44,560,053
Adjustment for vested restricted stock		1,147,749		838,880	916,842	211,506
Effect of dilutive restricted stock	1,921,589		2,182,704	3,415,495	2,585,180		851,318
Pro forma shares for calculating diluted EPS	52,978,051	45,707,802	51,223,048	47,975,548	48,062,075	44,771,559	45,411,371
Pro forma net income (loss) per share:
Basic	$ 0.05	$ (0.01)	$ 0.06	$ 0.04	$ 0.02	$ (0.01)	$ 0.02
Diluted	$ 0.05	$ (0.01)	$ 0.06	$ 0.04	$ 0.02	$ (0.01)	$ 0.02